Risk Management - Summary of Roll-Forward Schedule of Cumulative Foreign Exchange Losses Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	$ 73,175	$ 81,502
Balance at the end of the period	74,215	73,175
Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(13,292)	(9,573)
Recognized in Other comprehensive income	(2,318)	(5,907)
Balance at the end of the period	(13,540)	(13,292)
Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	2,070	2,188
Before Tax [member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(20,143)	(14,508)
Recognized in Other comprehensive income	(3,510)	(8,950)
Balance at the end of the period	(20,517)	(20,143)
Before Tax [member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	3,136	3,315
Tax Effect [member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	6,851	4,935
Recognized in Other comprehensive income	1,192	3,043
Balance at the end of the period	6,977	6,851
Tax Effect [member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	$ (1,066)	$ (1,127)